Research and Development Costs - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development [Abstract]
Increase (decrease) in R&D costs net of credits and excluding contributions under the NRE funding agreements	€ 153.9	€ (37.7)
Increase (decrease) in percentage of R&D costs net of credits and excluding contributions under the NRE funding agreements	13.90%	3.50%
Research and development costs	€ 1,259.7	€ 1,105.8	€ 1,068.1